UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-498
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                             AXP STOCK SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
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Date of fiscal year end:     9/30
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Date of reporting period:    6/30
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

                                 AXP STOCK FUND

                           A FEEDER FUND INVESTING IN

                                EQUITY PORTFOLIO

                       PORTFOLIO HOLDINGS AT JUNE 30, 2005

Investments in Securities

Equity Portfolio

June 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (96.0%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (4.1%)
Boeing                                        200,000              $13,200,000
General Dynamics                                2,866                  313,942
Lockheed Martin                               434,679               28,197,627
Rockwell Collins                               23,054                1,099,215
United Technologies                           781,186               40,113,901
Total                                                               82,924,685

Automotive & related (0.7%)
Dana                                           30,576                  458,946
Delphi                                        111,477                  518,368
Ford Motor                                    266,524(f)             2,729,206
General Motors                                151,189(d)             5,140,425
Genuine Parts                                  28,762                1,181,831
Johnson Controls                               25,635                1,444,020
PACCAR                                         28,107                1,911,276
Total                                                               13,384,072

Banks and savings & loans (2.9%)
Bank of America                               384,248               17,525,551
Comerica                                       21,570                1,246,746
First Horizon Natl                             18,047                  761,583
Natl City                                     107,430                3,665,512
PNC Financial Services Group                   49,353                2,687,764
Regions Financial                              29,089                  985,535
US Bancorp                                    300,000                8,760,000
Washington Mutual                              95,133                3,870,962
Wells Fargo & Co                              300,000               18,474,001
Total                                                               57,977,654

Beverages & tobacco (3.5%)
Altria Group                                  621,451               40,183,021
Coca-Cola                                     322,042               13,445,254
PepsiCo                                       311,159               16,780,805
Reynolds American                               2,388                  188,174
Total                                                               70,597,254

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Broker dealers (0.6%)
Bear Stearns Companies                         22,687               $2,358,087
Franklin Resources                             48,776                3,754,776
Lehman Brothers Holdings                       38,005                3,773,137
Merrill Lynch & Co                             12,400                  682,124
Morgan Stanley                                 11,877                  623,186
Total                                                               11,191,310

Building materials & construction (0.2%)
Fluor                                          13,516                  778,386
Louisiana-Pacific                              23,721                  583,062
Masco                                          33,875                1,075,870
Sherwin-Williams                               12,550                  590,980
Total                                                                3,028,298

Cable (0.6%)
Comcast Special Cl A                          400,000(b)            11,980,000

Cellular telecommunications (0.2%)
Nextel Communications Cl A                    129,039(b)             4,169,250

Chemicals (1.5%)
Air Products & Chemicals                      300,000               18,090,000
Dow Chemical                                   76,432                3,403,517
EI du Pont de Nemours & Co                    200,000                8,602,000
Engelhard                                      19,253                  549,673
Total                                                               30,645,190

Computer hardware (4.3%)
Apple Computer                                318,045(b)            11,707,236
Cisco Systems                               1,500,000(b)            28,665,000
Dell                                          500,000(b)            19,755,000
EMC                                           600,000(b)             8,226,000
Hewlett-Packard                               700,000               16,457,000
Network Appliance                              70,181(b)             1,984,017
Total                                                               86,794,253

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Computer software & services (5.5%)
Adobe Systems                                  96,834(d)            $2,771,389
Autodesk                                      155,734                5,352,578
Automatic Data Processing                      45,453                1,907,662
Comverse Technology                            31,434(b)               743,414
Convergys                                      40,151(b)               570,947
Electronic Data Systems                        75,940                1,461,845
Google Cl A                                    60,000(b)            17,649,000
Intl Business Machines                        200,000               14,840,000
Microsoft                                   1,727,880               42,920,540
NCR                                            43,569(b)             1,530,143
Oracle                                        680,701(b)             8,985,253
QLogic                                         18,073(b)               557,914
SAP ADR                                       200,000(c)             8,660,000
Symantec                                      121,657(b)             2,644,823
Total                                                              110,595,508

Electronics (2.2%)
Advanced Micro Devices                         46,979(b)               814,616
American Power Conversion                      30,287                  714,470
Intel                                         800,000               20,848,000
Rockwell Automation                           429,095(d)            20,901,217
Total                                                               43,278,303

Energy (7.5%)
Amerada Hess                                    9,921                1,056,686
Anadarko Petroleum                             17,718                1,455,534
Burlington Resources                           14,952                  825,948
Chevron                                       317,661               17,763,603
ConocoPhillips                                404,996               23,283,220
Devon Energy                                  109,084                5,528,377
EnCana                                        600,000(c)            23,754,000
Exxon Mobil                                 1,076,346               61,857,604
Peabody Energy                                200,000               10,408,000
Valero Energy                                  66,405                5,253,300
Total                                                              151,186,272

See accompanying notes to investments in securities.
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1   --   AXP STOCK FUND   --   PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                                         Shares                 Value(a)

Energy equipment & services (1.6%)
Baker Hughes                                  300,000              $15,347,999
Halliburton                                    78,457                3,751,814
Noble                                          31,252                1,922,311
Schlumberger                                  100,000                7,594,000
Transocean                                     73,827(b)             3,984,443
Total                                                               32,600,567

Finance companies (2.5%)
Citigroup                                   1,035,653               47,878,238
MGIC Investment                                28,521                1,860,140
Total                                                               49,738,378

Financial services (2.1%)
Countrywide Financial                          55,068                2,126,175
Fannie Mae                                    169,894                9,921,810
Freddie Mac                                    44,599                2,909,193
Goldman Sachs Group                           218,568               22,298,307
MBNA                                           79,188                2,071,558
SLM                                            38,822                1,972,158
Total                                                               41,299,201

Food (1.4%)
Kellogg                                       300,000               13,332,000
WM Wrigley Jr                                 200,000               13,768,000
Total                                                               27,100,000

Furniture & appliances (0.1%)
Black & Decker                                 21,880                1,965,917
Stanley Works                                   4,742                  215,951
Whirlpool                                       9,416                  660,156
Total                                                                2,842,024

Health care products (11.3%)
Abbott Laboratories                           422,876               20,725,153
Amgen                                         200,000(b)            12,092,000
Becton, Dickinson & Co                         24,737                1,297,950
Biomet                                         15,257                  528,502
Bristol-Myers Squibb                          319,202                7,973,666
Genzyme                                         9,841(b)               591,346
Gilead Sciences                                17,524(b)               770,881
Johnson & Johnson                           1,218,936(f)            79,230,840
Medtronic                                     360,039               18,646,420
Merck & Co                                    397,882               12,254,766
Pfizer                                      1,100,000               30,338,000
Roche Holding ADR                             300,000(c)            18,991,500
Schering-Plough                                24,855                  473,736
Stryker                                       400,000               19,024,000
Wyeth                                         103,965                4,626,443
Total                                                              227,565,203

Health care services (3.6%)
Aetna                                          45,058                3,731,704
Cardinal Health                                38,422                2,212,339
Tenet Healthcare                               69,745(b)               853,679
UnitedHealth Group                          1,195,318               62,323,880
WellPoint                                      47,696(b)             3,321,549
Total                                                               72,443,151

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Home building (0.4%)
Centex                                         40,860               $2,887,577
KB HOME                                        35,422                2,700,219
Pulte Homes                                    29,157                2,456,477
Total                                                                8,044,273

Household products (2.1%)
Procter & Gamble                              800,000               42,200,000

Industrial transportation (1.7%)
Burlington Northern Santa Fe                   86,625                4,078,305
CSX                                           434,000               18,514,440
FedEx                                          23,594                1,911,350
Norfolk Southern                              122,658                3,797,492
Union Pacific                                  10,324                  668,995
United Parcel Service Cl B                     68,175                4,714,983
Total                                                               33,685,565

Insurance (2.7%)
ACE                                            12,982(c)               582,243
Allstate                                      396,447               23,687,708
Ambac Financial Group                          14,927                1,041,308
Aon                                            49,657                1,243,411
CIGNA                                          63,848                6,833,651
Jefferson-Pilot                                14,239                  717,930
Lincoln Natl                                   26,406                1,238,970
Loews                                          22,260                1,725,150
Marsh & McLennan
  Companies                                    55,549                1,538,707
MBIA                                           24,119                1,430,498
Principal Financial Group                      10,982                  460,146
Prudential Financial                           40,485                2,658,245
St. Paul Travelers Companies                  200,000                7,906,000
Torchmark                                      22,084                1,152,785
UnumProvident                                  76,942                1,409,577
Total                                                               53,626,329

Investment companies (0.1%)
iShares MSCI EAFE Index Fund                   37,800                1,977,318

Leisure time & entertainment (1.0%)
Carnival Unit                                 300,000               16,365,000
Harley-Davidson                                70,005                3,472,248
Mattel                                         65,444                1,197,625
Total                                                               21,034,873

Lodging & gaming (2.3%)
Harrah's Entertainment                        235,318               16,959,368
Marriott Intl Cl A                            435,326               29,697,940
Total                                                               46,657,308

Machinery (2.1%)
Caterpillar                                   440,293               41,964,326

Media (2.2%)
eBay                                          542,319(b)            17,901,950
Walt Disney                                   379,772                9,562,659
Yahoo!                                        488,615(b)            16,930,510
Total                                                               44,395,119

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Metals (0.6%)
Nucor                                          28,687               $1,308,701
Phelps Dodge                                  115,307               10,665,897
Total                                                               11,974,598

Multi-industry (6.8%)
3M                                            367,146               26,544,655
Eastman Kodak                                 115,450                3,099,833
General Electric                            2,200,000               76,229,999
ITT Inds                                      100,000                9,763,000
Monsanto                                       31,009                1,949,536
Textron                                       122,195                9,268,491
Tyco Intl                                     286,934(c)             8,378,473
WW Grainger                                    14,540                  796,647
Total                                                              136,030,634

Paper & packaging (--%)
Ball                                           14,586                  524,513

Precious metals (--%)
Freeport-McMoRan
 Copper & Gold Cl B                            22,697                  849,776

Real estate investment trust (0.2%)
Apartment Investment &
  Management Cl A                              18,334                  750,227
Archstone-Smith Trust                          24,478                  945,340
Starwood Hotels & Resorts
  Worldwide Unit                               33,989                1,990,736
Total                                                                3,686,303

Restaurants (0.7%)
Applebee's Intl                               400,000               10,595,999
Starbucks                                      30,445(b)             1,572,789
Yum! Brands                                    22,559                1,174,873
Total                                                               13,343,661

Retail -- drugstores (0.9%)
CVS                                           600,000               17,442,000

Retail -- general (7.6%)
Best Buy                                       16,972                1,163,431
Costco Wholesale                              400,000               17,928,000
Dollar General                                 31,747                  646,369
Federated Dept Stores                          24,520                1,796,826
Home Depot                                    786,329               30,588,198
JC Penney                                      49,696                2,613,016
Kohl's                                        200,000(b)            11,182,000
May Dept Stores                                37,512                1,506,482
Nordstrom                                     226,554               15,398,875
Sears Holdings                                 24,249(b)             3,634,258
Staples                                        87,982                1,875,776
Target                                        700,000               38,087,000
Toys "R" Us                                    43,276(b)             1,145,948
Wal-Mart Stores                               498,816               24,042,931
Total                                                              151,609,110

Retail -- grocery (0.3%)
Albertson's                                    82,337                1,702,729
Kroger                                        118,905(b)             2,262,763
Safeway                                        78,019                1,762,449
Total                                                                5,727,941

See accompanying notes to investments in securities.
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2   --   AXP STOCK FUND   --   PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                                         Shares                 Value(a)

Telecom equipment & services (0.9%)
Motorola                                      500,000               $9,130,000
QUALCOMM                                      262,961                8,680,343
Total                                                               17,810,343

Textiles & apparel (0.2%)
Liz Claiborne                                  15,157                  602,642
Nike Cl B                                      25,940                2,246,405
VF                                             16,538                  946,304
Total                                                                3,795,351

Utilities -- electric (3.5%)
AES                                           183,681(b)             3,008,695
American Electric Power                        21,814                  804,282
CenterPoint Energy                             81,337                1,074,462
DTE Energy                                      7,313                  342,029
Edison Intl                                    31,102                1,261,186
Exelon                                        156,069                8,011,022
PG&E                                           81,743                3,068,632
PPL                                           300,000               17,813,999
Public Service
  Enterprise Group                             28,797                1,751,434
Southern                                      500,000               17,335,000
TECO Energy                                    42,883                  810,918
TXU                                           170,171               14,139,508
Total                                                               69,421,167

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Utilities -- natural gas (1.0%)
BG Group ADR                                  400,000(c)           $16,640,000
El Paso                                       227,662                2,622,666
Kinder Morgan                                  18,915                1,573,728
Total                                                               20,836,394

Utilities -- telephone (2.3%)
AT&T                                          218,203                4,154,585
BellSouth                                     372,778                9,904,711
CenturyTel                                     10,254                  355,096
SBC Communications                            450,475               10,698,781
Sprint                                        297,381                7,461,289
Verizon Communications                        372,544               12,871,396
Total                                                               45,445,858

Total common stocks
(Cost: $1,765,120,920)                                          $1,923,423,333

Short-term securities (1.6%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity
Commercial paper
Jupiter Securitization
  07-11-05                3.10%           $15,000,000              $14,985,791
Morgan Stanley & Co
  07-01-05                3.40             12,500,000               12,498,820
Park Avenue Receivables
  07-01-05                3.04              4,400,000                4,399,628

Total short-term securities
(Cost: $31,887,083)                                                $31,884,239

Total investments in securities
(Cost: $1,797,008,003)(g)                                       $1,955,307,572

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2005, the value of foreign securities represented 3.8% of net assets.

(d)   At June 30, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.7% of net assets. 0.9% of net assets is the Portfolio's cash equivalent position.

(f) Partially pledged as initial margin deposit on the following open stock index futures contracts:

      Type of security                                              Contracts
      Purchase contracts

      S&P 500 Index, Sept. 2005                                             4

(g) At June 30, 2005, the cost of securities for federal income tax purposes was approximately $1,797,008,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $201,417,000
      Unrealized depreciation                                     (43,117,000)
                                                                  -----------
      Net unrealized appreciation                                $158,300,000
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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3   --   AXP STOCK FUND   --   PORTFOLIO HOLDINGS AT JUNE 30, 2005

                                                              S-6351-80 C (8/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP STOCK SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          August 29, 2005


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          August 29, 2005